PGOF-P23 01/25

SUPPLEMENT DATED JANUARY 28, 2025

TO THE PROSPECTUS AND STATEMENT OF

ADDITIONAL INFORMATION (“SAI”)

OF EACH FUND LISTED IN SCHEDULE A

Effective January 31, 2025, the following changes are made to each fund’s Prospectus and SAI:

1)	The following footnote is added to all references to James Fetch and Robert Schoen in each fund’s Prospectus and SAI:

* Messrs. Fetch and Schoen are anticipated to retire and step down as members of the fund’s portfolio management team on or about March 31, 2025.

2)	The following is added to the section titled “Your fund’s management –Portfolio managers” in each fund’s Prospectus:

Berkeley Belknap

Portfolio Manager, portfolio manager of the fund since January 2025

Thomas A. Nelson, CFA

Portfolio Manager, portfolio manager of the fund since January 2025

Jonathan M. Schreiber, CFA

Portfolio Manager, portfolio manager of the fund since January 2025

3)	The following is added to the section titled “Who oversees and manages the funds? – Portfolio managers” in each fund’s Prospectus:

Portfolio managers	Joined fund	Employer	Positions over past five years
Berkeley Belknap	January 2025	Franklin Advisers 2019-Present	Portfolio Manager
Thomas A. Nelson, CFA	January 2025	Franklin Advisers 2007-Present	Portfolio Manager
Jonathan M. Schreiber, CFA	January 2025	Franklin Advisers 2024-Present Putnam Management 2010-2024	Portfolio Manager Senior Investment Director

4)	The following is added to the table in the section titled “PORTFOLIO MANAGERS – Other accounts managed” in each fund’s SAI:

Portfolio managers	Other SEC-registered open-end and closed-end funds		Other accounts that pool assets from more than one client		Other accounts (including separate accounts, managed account programs and single-sponsor defined contribution plan offerings)
	Number of accounts	Assets	Number of accounts	Assets	Number of accounts	Assets
Berkeley Belknap*	14	$5,513,754,388	41	$7,215,211,594	13	$2,839,107,368
Thomas A. Nelson*	23	$13,228,677,157	60	11,407,596,345	295+	$5,353,404,977
Jonathan M. Schreiber*	None	None	None	None	None	None

*Information is provided as of December 31, 2024.

+1 Account, with total assets of $127,379, pays an advisory fee based on account performance.

5)	The following is added to the section titled “PORTFOLIO MANAGERS – Ownership of securities” in each fund’s SAI:
Portfolio managers	Dollar range of shares owned
Berkeley Belknap*	None
Thomas A. Nelson*	None
Jonathan M. Schreiber*	None
*Information is provided as of December 31, 2024

Schedule A

Putnam Sustainable Retirement 2025 Fund
Putnam Sustainable Retirement 2030 Fund Putnam Sustainable Retirement 2035 Fund Putnam Sustainable Retirement 2040 Fund
Putnam Sustainable Retirement 2045 Fund
Putnam Sustainable Retirement 2050 Fund
Putnam Sustainable Retirement 2055 Fund
Putnam Sustainable Retirement 2060 Fund
Putnam Sustainable Retirement 2065 Fund
Putnam Sustainable Retirement Maturity Fund

Shareholders should retain this Supplement for future reference.

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